Background of companies included in consolidation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Background of companies included in consolidation [Line Items]
Assets	$ 4,684,151	$ 4,268,094	$ 4,296,236
Liabilities	(2,549,679)	(2,130,292)	(2,048,768)
Equity	2,134,472	2,137,802	$ 2,247,468	$ 2,307,272
Parent [Member]
Background of companies included in consolidation [Line Items]
Assets	4,069,649	3,737,892
Liabilities	(1,983,382)	(1,652,401)
Equity	$ 2,086,267	$ 2,085,491